Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary valuation allowances
Beginning balance	$ 102	$ 87	$ 92
Additions/ (releases) charged to costs and expenses	110	0	0
Other movements	12	15	(4)
Foreign exchange differences	(3)	0	(1)
Ending balance	$ 221	$ 102	$ 87